UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04700

                             The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2020

To Our Stockholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was (15.8)%, compared with total returns of (3.1)% and (8.4)% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (11.4)%. The Fund’s NAV per share was $4.60, while the price of the publicly traded shares closed at $5.03 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(15.84)%	(11.87)%	4.01%	11.33%	7.79%	7.08%	8.98%	9.99%
Investment Total Return (c)	(11.39)	(8.11)	6.92	12.55	7.93	7.33	9.22	10.02
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.83	5.91	9.27	10.13	(d)
Dow Jones Industrial Average	(8.35)	(0.49)	10.59	12.94	9.04	7.17	9.68	10.83	(d)

 (a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

 (b) Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

 (c)  Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d) From August 31, 1986, the date closest to the Fund’s inception for which data are available.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual stockholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive stockholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Equity Trust Inc.

Food and Beverage	12.1%
Financial Services	10.6%
Equipment and Supplies	6.7%
Consumer Products	5.8%
Consumer Services	5.8%
Health Care	5.5%
Diversified Industrial	4.8%
Entertainment	4.8%
Business Services	4.4%
Automotive: Parts and Accessories	3.3%
Energy and Utilities	3.1%
Cable and Satellite	3.0%
Machinery	2.7%
Telecommunications	2.4%
Electronics	2.3%
Broadcasting	2.2%
Retail	2.2%
Specialty Chemicals	2.2%
Environmental Services	2.2%

Aerospace and Defense	2.1%
Building and Construction	1.5%
Computer Software and Services	1.3%
Aviation: Parts and Services	1.3%
Hotels and Gaming	1.3%
Metals and Mining	0.9%
Wireless Communications	0.9%
Automotive	0.8%
Real Estate	0.7%
U.S. Government Obligations	0.6%
Closed-End Funds	0.6%
Transportation	0.5%
Agriculture	0.5%
Communications Equipment	0.4%
Publishing	0.3%
Manufactured Housing and Recreational Vehicles	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Stockholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Equity Trust Inc.

Portfolio Changes — Six Months Ended June 30, 2020 (Unaudited)

	Shares	Ownership at June 30, 2020
NET PURCHASES
Common Stocks
ABIOMED Inc.	100	2,100
Acorda Therapeutics Inc.	10,000	20,411
Aerojet Rocketdyne Holdings Inc.	17,300	289,300
Altice USA Inc., Cl. A	20,000	20,000
Ampco-Pittsburgh Corp.	4,000	179,000
Anika Therapeutics Inc.	800	800
Apollo Global Management Inc.	12,000	28,000
Aptiv plc.	11,500	15,000
ATMA Participacoes SA(a)	66	66
Avangrid Inc.	71,000	71,000
Axogen Inc.	17,895	44,992
AZZ Inc.	20,000	20,000
Becton, Dickinson and Co.	500	500
Bel Fuse Inc., Cl. A	6,000	40,000
Calamos Asset Management Inc., Escrow	10,000	10,000
Cantel Medical Corp.	2,000	2,000
Cigna Corp.	13,000	13,000
Citigroup Inc.	14,000	120,000
Clear Channel Outdoor Holdings Inc.	100,000	500,035
CNH Industrial NV.	15,000	270,010
Comcast Corp., Cl. A	4,000	219,000
Conagra Brands Inc.	20,000	260,000
ConforMIS Inc.	33,767	167,823
Cortexyme Inc.	2,500	2,500
CVS Health Corp.	7,488	91,488
Dana Inc.	15,000	255,900
Deutsche Telekom AG	25,000	125,000
Discovery Inc., Cl. C	1,000	310,800
DISH Network Corp., Cl. A	19,000	127,642
Dover Motorsports Inc.	4,000	422,000
DuPont de Nemours Inc.	90,000	185,000
E*TRADE Financial Corp.	15,000	30,000
EchoStar Corp., Cl. A	7,500	57,933
Edgewell Personal Care Co.	18,000	247,000
Editas Medicine Inc.	500	1,500
Exact Sciences Corp.	1,000	3,500
Facebook Inc., Cl. A	8,000	11,000
Ferro Corp.	8,200	453,500
Freeport-McMoRan Inc.	15,000	95,000
G1 Therapeutics Inc.	500	2,000
Gaming and Leisure Properties Inc.	123	10,123
GCI Liberty Inc., Cl. A	1,000	57,500
Glaukos Corp.	1,000	1,000
Globus Medical Inc., Cl. A	500	500
Graham Holdings Co., Cl. B	200	1,300
GTY Technology Holdings Inc.	55,000	55,000
Halliburton Co.	78,300	320,000
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,500	12,500
Herc Holdings Inc.	5,000	194,803

	Shares	Ownership at June 30, 2020
Hewlett Packard Enterprise Co.	20,000	260,000
Howmet Aerospace Inc.	14,000	14,000
Hubbell Inc.	2,000	15,000
ICU Medical Inc.	3,296	5,796
Ingersoll Rand Inc.	37,943	37,943
Inogen Inc.	2,000	7,900
Intersect ENT Inc.	6,000	8,000
Julius Baer Group Ltd.	5,000	5,000
KAR Auction Services Inc.	55,000	55,000
L3Harris Technologies Inc.	999	13,000
Larimar Therapeutics Inc.(b)	1,833	1,833
Liberty Latin America Ltd., Cl. C	33,707	76,625
Liberty Media Corp.- Liberty SiriusXM, Cl. C	25,604	188,604
Loral Space & Communications Inc.	21,000	76,000
Macquarie Infrastructure Corp.	29,000	183,102
Madison Square Garden Entertainment Corp.(c)	98,367	98,367
Mastercard Inc., Cl. A	4,000	174,000
Mattel Inc.	10,000	30,000
Matthews International Corp., Cl. A	8,000	25,000
Meredith Corp.	6,000	113,700
MGM Growth Properties LLC, Cl. A	49,400	49,400
Mueller Water Products Inc., Cl. A	18,200	272,900
Myriad Genetics Inc.	500	5,500
Navistar International Corp.	41,500	221,500
New York Community Bancorp Inc.	40,000	40,000
Newell Brands Inc.	2,500	34,100
Nexstar Media Group Inc., Cl. A	5,000	19,000
NextEra Energy Partners LP	22,000	61,000
NII Holdings Inc., Escrow	1,100,000	1,100,000
Nobility Homes Inc.	1,000	31,000
NuVasive Inc.	500	2,000
Occidental Petroleum Corp.	13,066	20,034
Option Care Health Inc.(d)	244,538	244,538
Orthofix Medical Inc.	2,000	5,000
Owens & Minor Inc.	5,000	5,000
PayPal Holdings Inc.	4,000	24,000
Phillips 66	9,000	45,000
PNM Resources Inc.	7,500	7,500
Qurate Retail Inc., Cl. A	7,000	272,000
Raytheon Technologies Corp.	15,000	15,000
Roper Technologies Inc.	500	500
RPC Inc.	36,000	68,680
Schultze Special Purpose Acquisition Corp.	50,000	50,000
ServiceMaster Global Holdings Inc.	31,700	96,700
Shake Shack Inc., Cl. A	14,300	14,300
Sinclair Broadcast Group Inc., Cl. A	5,500	10,000
SmileDirectClub Inc.	42,001	55,701
Smith & Nephew plc	1,000	1,000
Sulzer AG	1,000	12,000
Superior Industries International Inc.	48,560	155,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Six Months Ended June 30, 2020 (Unaudited)

	Shares	Ownership at June 30, 2020
SVMK Inc.	30,000	30,000
Tactile Systems Technology Inc.	500	500
TEGNA Inc.	60,000	60,000
TELUS Corp.(e)	25,000	50,000
Textron Inc.	16,000	106,000
The Blackstone Group Inc., Cl. A	5,000	35,000
The Bank of New York Mellon Corp.	30,000	212,500
The Boeing Co.	14,000	48,000
The Charles Schwab Corp.	66,000	66,000
The Cooper Companies Inc.	800	800
The Goldman Sachs Group Inc.	3,000	13,000
The J.M. Smucker Co.	4,500	22,000
The Kraft Heinz Co.	5,000	20,000
Tootsie Roll Industries Inc.(f)	4,110	141,110
Trane Technologies plc	43000	43000
United Parcel Service Inc., Cl. B	8000	8000
Vericel Corp.	16842	16842
Verizon Communications Inc.	10000	129000
ViacomCBS Inc., Cl. A	30089	468081
Vroom Inc.	200	200
Waddell & Reed Financial Inc., Cl. A	60000	220000
Walgreens Boots Alliance Inc.	1000	64000
Wells Fargo & Co.	5000	237000
William Hill plc	300000	500000
Zimmer Biomet Holdings Inc.	500	11000
Closed-End Funds
Altaba Inc., Escrow	150,000	245,000
The Central Europe, Russia, and Turkey Fund Inc.	4,858	96,964
The New Germany Fund Inc.	2,006	156,044
Rights
T-Mobile US Inc., expire 07/27/2020(g)	4,107	4,107

NET SALES
Common Stocks
Acadia Healthcare Co. Inc.	(10,000)	-
Acuity Brands Inc.	(7,000)	-
Akorn Inc.	(20,000)	-
Allergan plc	(4,000)	-
Alphabet Inc., Cl. C	(550)	6,950
AMC Networks Inc., Cl. A	(22,367)	225,833
American Express Co.	(5,000)	330,000
American International Group Inc.	(25,000)	-
AmerisourceBergen Corp.	(12,000)	8,000
AMETEK Inc.	(1,000)	376,000
Apple Inc.	(1,000)	3,000
Aptinyx Inc.	(5,000)	10,901
Archer-Daniels-Midland Co.	(4,000)	196,000
Arconic Inc.	(14,000)	-
Arena Pharmaceuticals Inc.	(1,500)	-
Armstrong Flooring Inc.	(63,210)	-
AutoNation Inc.	(16,300)	60,000

	Shares	Ownership at June 30, 2020
Avanos Medical Inc.	(1,000)	-
Axalta Coating Systems Ltd.	(19,000)	-
BioMarin Pharmaceutical Inc.	(500)	-
BioTelemetry Inc.	(1,405)	8,595
BorgWarner Inc.	(4,000)	89,600
Boston Scientific Corp.	(10,000)	173,000
BP plc	(30,000)	50,000
Brown-Forman Corp., Cl. A	(3,000)	100,800
California Resources Corp.	(50,000)	-
Campbell Soup Co.	(24,000)	39,800
Cincinnati Bell Inc.	(33,000)	37,000
CIRCOR International Inc.	(17,163)	90,000
Constellation Brands Inc., Cl. A	(500)	28,500
Costco Wholesale Corp.	(500)	38,000
Covetrus Inc.	(48,100)	37,800
Crane Co.	(18,000)	150,100
CRISPR Therapeutics AG	(500)	-
Curtiss-Wright Corp.	(700)	202,300
Diebold Nixdorf Inc.	(47,500)	210,000
Donaldson Co. Inc.	(1,200)	303,800
Dow Inc.	(10,000)	-
Eagle Bancorp Inc.	(3,000)	-
El Paso Electric Co.	(50,000)	125,000
Electromed Inc.	(7,359)	3,308
Emerald Expositions Events Inc.	(30,000)	-
Energizer Holdings Inc.	(2,000)	190,000
Valaris plc	(19,000)	-
Entercom Communications Corp., Cl. A	(170,000)	330,000
Expedia Group Inc.	(591)	-
Fidelity National Financial Inc.	(30,000)	-
Flowserve Corp.	(42,000)	210,000
Fox Corp., Cl. B	(10,000)	102,333
GCP Applied Technologies Inc.	(3,500)	75,000
General Electric Co.	(8,000)	152,000
General Mills Inc.	(5,000)	35,000
General Motors Co.	(18,000)	62,000
GenMark Diagnostics Inc.	(8,971)	1,399
Genuine Parts Co.	(5,000)	237,500
Gogo Inc.	(90,000)	26,561
Groupon Inc.	(250,000)	-
Grupo Televisa SAB	(10,000)	581,000
H&R Block Inc.	(43,000)	12,000
H.B. Fuller Co.	(9,000)	15,000
Hertz Global Holdings Inc.	(250,000)	100,000
Honeywell International Inc.	(20,000)	237,000
IDEX Corp.	(500)	185,000
Incyte Corp.	(500)	6,000
Ingersoll-Rand plc	(43,000)	-
Interactive Brokers Group Inc., Cl. A	(3,000)	37,000
Internap Corp.	(621,474)	-
International Flavors & Fragrances Inc.	(1,500)	54,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Six Months Ended June 30, 2020 (Unaudited)

	Shares	Ownership at June 30, 2020
InterXion Holding NV	(21,000)	-
J.C. Penney Co. Inc.	(20,000)	-
Kellogg Co.	(7,000)	20,000
Kennametal Inc.	(4,000)	35,000
Keurig Dr Pepper Inc.	(15,000)	13,000
KLX Energy Services Holdings Inc.	(104,984)	-
Lamb Weston Holdings Inc.	(20,000)	-
Lannett Co. Inc.	(5,000)	12,569
Las Vegas Sands Corp.	(4,000)	18,000
Legg Mason Inc.	(140,000)	-
Lennar Corp., Cl. A	(7,500)	-
Liberty Global plc, Cl. C	(5,000)	259,064
Liberty Media Corp.- Liberty Braves, Cl. C	(5,050)	90,708
Liberty Media Corp.- Liberty Formula One, Cl. C	(4,000)	48,250
Liberty Media Corp.- Liberty Formula One, Cl. A	(6,180)	70,151
Liberty TripAdvisor Holdings Inc., Cl. A	(9,000)	12,000
Lions Gate Entertainment Corp., Cl. B	(6,000)	40,545
Liq Participacoes SA(a)	(66)	-
Live Nation Entertainment Inc.	(4,000)	6,000
Lowe’s Companies Inc.	(10,000)	35,000
Macy’s Inc.	(45,000)	190,000
Madison Square Garden Sports Corp., Cl. A(c)	(2,000)	95,867
Marsh & McLennan Companies Inc.	(6,500)	83,500
Meridian Bioscience Inc.	(2,000)	4,500
Merit Medical Systems Inc.	(7,000)	-
MGM Resorts International	(54,000)	164,000
Modine Manufacturing Co.	(15,000)	165,000
Mondelēz International Inc., Cl. A	(63,000)	250,000
Murphy USA Inc.	(15,000)	-
News Corp., Cl. A	(10,000)	115,000
OMNOVA Solutions Inc.	(170,000)	-
Option Care Health Inc.(d)	(1,804,318)	-
O’Reilly Automotive Inc.	(4,000)	47,500
Patterson Cos. Inc.	(6,000)	2,859
Patterson-UTI Energy Inc.	(147,500)	-
Pentair plc	(5,000)	30,000
PepsiCo Inc.	(13,000)	138,000
Perrigo Co. plc	(1,000)	-
PetIQ Inc.	(10,102)	33,508
PGT Innovations Inc.	(20,000)	20,000
Reading International Inc., Cl. A	(6,000)	4,000
Resideo Technologies Inc.	(20,000)	185,000
Rogers Communications Inc., Cl. B	(20,000)	397,000
Rollins Inc.	(84,000)	1,744,000
Rolls-Royce Holdings plc, Cl. C	(55,614,000)	-
Ryman Hospitality Properties Inc.	(17,000)	127,800

	Shares	Ownership at June 30, 2020
Schultze Special Purpose Acquisition Corp.	(50,000)	-
Sculptor Capital Management Inc.	(2,000)	4,000
Sealed Air Corp.	(5,000)	8,000
SGL Carbon SE	(4,000)	13,000
Sol-Gel Technologies Ltd.	(71)	-
Soliton Inc.	(762)	-
Sprint Corp.	(40,053)	-
State Street Corp.	(10,000)	151,100
Swedish Match AB	(20,000)	746,900
T2 Biosystems Inc.	(13,000)	-
Tallgrass Energy LP, Cl. A	(100,000)	-
Tenaris SA	(4,000)	26,000
Texas Instruments Inc.	(2,000)	207,000
The Cheesecake Factory Inc.	(6,000)	10,000
The Interpublic Group of Companies Inc.	(14,000)	230,000
The Walt Disney Co.	(5,000)	102,000
TimkenSteel Corp.	(25,000)	155,000
T-Mobile US Inc.(g)	(7,893)	24,507
Ultragenyx Pharmaceutical Inc.	(1,500)	-
United Technologies Corp.	(1,745)	-
United Therapeutics Corp.	(4,000)	1,000
UnitedHealth Group Inc.	(1,500)	45,500
Universal Entertainment Corp.	(5,000)	60,000
USANA Health Sciences Inc.	(2,400)	-
ViacomCBS Inc., Cl. B	(10,000)	30,000
WW International Inc.	(4,000)	4,000
Zafgen Inc.(b)	(22,000)	-

(a)	Name and Security Identifier Change - Liq Participacoes SA (BG1DP48) has been changed to ATMA Participacoes SA.
(b)	Reverse Stock Split and Security Identifier Change – 1 new share of Larimar Therapeutics Inc. (517125100) for every 12 old shares of Zafgen Inc. (98885E103) held.
(c)

Spin-off - 1 new share of Madison Square Garden Entertainment Corp. (55826T102) for every 1 share of Madison Square Garden Co. (55825T103) held. A net of 2,500 shares were purchased after the spin-off. 2,000 shares of Madison Square Garden Co. (55825T103) were sold before the spin-off and the company changed its name to Madison Square Garden Sports Corp. after spin-off.

(d)	Reverse Split - 1 new share of Option Care Health Inc. (68404L201) for every 4 old shares held in Option Care Health Inc. (68404l102). 132,266 shares were sold after the reverse split.
(e)	Stock Split – 2 new shares of Telus Corp. (2381093) for every 1 share held.
(f)	Stock Dividend – 0.03 new shares issued for every 1 share of Tootsie Roll Industries Inc. (890516107) held.
(g)	Right issue - 1 right of T-Mobile US INC. (872590112) for every 1 share of T-Mobile US Inc. (872590104) held. 20,400 rights were exercised after the initial rights issue.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Food and Beverage — 12.1%
3,000	Ajinomoto Co. Inc.	$52,866	$49,789
100,800	Brown-Forman Corp., Cl. A	1,401,974	5,803,056
49,300	Brown-Forman Corp., Cl. B	1,130,138	3,138,438
39,800	Campbell Soup Co.	1,219,797	1,975,274
65,000	Chr. Hansen Holding A/S	2,725,303	6,703,355
15,000	Coca-Cola European Partners plc	275,290	566,400
260,000	Conagra Brands Inc.	7,326,396	9,144,200
28,500	Constellation Brands Inc., Cl. A	357,453	4,986,075
18,000	Crimson Wine Group Ltd.†	91,848	97,200
191,500	Danone SA†	9,287,329	13,244,585
1,277,600	Davide Campari-Milano SpA	3,843,247	10,765,324
118,000	Diageo plc, ADR	12,757,764	15,858,020
80,000	Flowers Foods Inc.	263,976	1,788,800
77,800	Fomento Economico Mexicano SAB de CV, ADR	3,108,750	4,824,378
35,000	General Mills Inc.	1,763,110	2,157,750
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,248	3,100,973
41,300	Heineken NV	1,962,995	3,807,611
10,500	Ingredion Inc.	496,176	871,500
105,000	ITO EN Ltd.	2,422,898	5,912,480
20,000	Kellogg Co.	1,371,070	1,321,200
61,500	Kerry Group plc, Cl. A	707,201	7,607,350
13,000	Keurig Dr Pepper Inc.	331,932	369,200
9,700	LVMH Moet Hennessy Louis Vuitton SE	335,341	4,255,629
20,000	Maple Leaf Foods Inc.	365,417	420,006
60,000	Molson Coors Beverage Co., Cl.B	3,751,665	2,061,600
250,000	Mondelēz International Inc., Cl. A	10,697,902	12,782,500
14,000	Morinaga Milk Industry Co. Ltd.	299,202	621,070
41,000	Nestlé SA	1,791,828	4,532,524
138,000	PepsiCo Inc.	13,381,999	18,251,880
39,200	Pernod Ricard SA	3,228,300	6,167,940
31,000	Post Holdings Inc.†	2,883,605	2,716,220
41,500	Remy Cointreau SA	2,589,709	5,650,953
79,600	The Coca-Cola Co.	2,646,441	3,556,528
75,000	The Hain Celestial Group Inc.†	1,883,218	2,363,250
22,000	The J.M. Smucker Co.	2,285,172	2,327,820
20,000	The Kraft Heinz Co.	586,138	637,800
141,110	Tootsie Roll Industries Inc.	1,739,177	4,835,840
48,000	Tyson Foods Inc., Cl. A	397,211	2,866,080
335,000	Yakult Honsha Co. Ltd.	9,566,219	19,701,320

		113,950,305	197,841,918

Shares		Cost	Market Value
	Financial Services — 10.6%
330,000	American Express Co.(a)	$29,908,527	$31,416,000
28,000	Apollo Global Management Inc.	854,359	1,397,760
16,000	Argo Group International Holdings Ltd.	371,865	557,280
72,585	Banco Santander SA, ADR†	548,401	174,930
90,000	Bank of America Corp.	2,725,874	2,137,500
111	Berkshire Hathaway Inc., Cl. A†	999,116	29,670,300
10,000	Calamos Asset Management Inc., Escrow†(b)	0	0
11,000	CIT Group Inc.	392,787	228,030
120,000	Citigroup Inc.	6,982,709	6,132,000
5,000	Cullen/Frost Bankers Inc.	361,440	373,550
30,000	Deutsche Bank AG†	221,322	285,600
30,000	E*TRADE Financial Corp.	1,289,276	1,491,900
36,000	GAM Holding AG†	149,463	82,605
12,000	H&R Block Inc.	277,403	171,360
12,500	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	230,573	355,750
5,000	I3 Verticals Inc., Cl. A†	75,042	151,250
37,000	Interactive Brokers Group Inc., Cl. A	581,857	1,545,490
70,000	Janus Henderson Group plc	2,088,088	1,481,200
88,000	Jefferies Financial Group Inc .	1,259,355	1,368,400
62,400	JPMorgan Chase & Co.	3,355,416	5,869,344
5,000	Julius Baer Group Ltd.	237,290	209,246
29,800	Kinnevik AB, Cl. A	494,015	780,322
14,000	Loews Corp.	558,454	480,060
83,500	Marsh & McLennan Companies Inc.	3,441,575	8,965,395
9,000	Moody’s Corp.	312,150	2,472,570
40,000	New York Community Bancorp Inc.	372,695	408,000
24,000	PayPal Holdings Inc.†	1,925,308	4,181,520
3,000	Prosus NV†	251,711	278,874
58,000	S&P Global Inc.	4,003,340	19,109,840
50,000	Schultze Special Purpose Acquisition Corp.†	453,767	511,500
4,000	Sculptor Capital Management Inc.	60,259	51,720
151,100	State Street Corp.	7,615,602	9,602,405
112,400	T. Rowe Price Group Inc.	7,509,890	13,881,400
212,500	The Bank of New York Mellon Corp.	6,773,287	8,213,125
35,000	The Blackstone Group Inc., Cl. A	1,349,125	1,983,100
66,000	The Charles Schwab Corp.	2,090,378	2,226,840
13,000	The Goldman Sachs Group Inc.	2,821,112	2,569,060

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
17,000	The PNC Financial Services Group Inc.	$1,867,763	$1,788,570
3,000	TransUnion	128,898	261,120
19,425	Truist Financial Corp.	316,604	729,409
15,500	W. R. Berkley Corp.	380,920	887,995
220,000	Waddell & Reed Financial Inc., Cl. A	4,413,990	3,412,200
237,000	Wells Fargo & Co.	7,784,989	6,067,200

		107,835,995	173,961,720

	Equipment and Supplies — 6.7%
376,000	AMETEK Inc.	17,384,558	33,603,120
7,000	Amphenol Corp., Cl. A	12,928	670,670
4,000	Ardagh Group SA	59,723	51,640
90,000	CIRCOR International Inc.†	3,625,094	2,293,200
303,800	Donaldson Co. Inc.	9,215,133	14,132,776
210,000	Flowserve Corp.	8,451,283	5,989,200
37,400	Franklin Electric Co. Inc.	215,706	1,964,248
15,000	Hubbell Inc.	1,961,776	1,880,400
185,000	IDEX Corp.	20,702,880	29,237,400
100,000	Mueller Industries Inc.	2,565,501	2,658,000
272,900	Mueller Water Products Inc., Cl. A	2,854,179	2,573,447
8,000	Sealed Air Corp.	128,172	262,800
26,000	Tenaris SA, ADR	1,062,421	336,180
80,000	The Timken Co.	3,018,718	3,639,200
59,600	The Weir Group plc	250,790	785,396
121,000	Watts Water Technologies Inc., Cl. A	5,589,084	9,801,000

		77,097,946	109,878,677

	Consumer Products — 5.8%
14,100	Christian Dior SE	534,292	5,949,982
27,000	Church & Dwight Co. Inc.	383,636	2,087,100
247,000	Edgewell Personal Care Co.†	15,663,004	7,696,520
190,000	Energizer Holdings Inc.	7,807,229	9,023,100
27,600	Essity AB, Cl. B†	294,742	891,842
2,100	Givaudan SA	725,396	7,819,727
85,000	Hanesbrands Inc.	747,430	959,650
23,800	Harley-Davidson Inc.	1,105,662	565,726
1,270	Hermes International	444,999	1,061,282
30,000	Mattel Inc.†	434,360	290,100
10,500	National Presto Industries Inc.	515,853	917,595
34,100	Newell Brands Inc.	515,581	541,508
10,000	Oil-Dri Corp. of America	171,255	347,000
46,800	Reckitt Benckiser Group plc	1,391,995	4,309,794
2,205	Spectrum Brands Holdings Inc.	110,250	101,209
27,600	Svenska Cellulosa AB SCA, Cl. B†	73,685	328,184

Shares		Cost	Market Value
746,900	Swedish Match AB	$9,257,764	$52,501,502

		40,177,133	95,391,821

	Consumer Services — 5.8%
20,000	eBay Inc.	416,823	1,049,000
57,500	GCI Liberty Inc., Cl. A†	2,727,794	4,089,400
39,000	IAC/InterActiveCorp.†	2,406,941	12,612,600
12,000	Liberty TripAdvisor Holdings Inc., Cl. A†	157,353	25,560
25,000	Matthews International Corp., Cl. A	856,470	477,500
272,000	Qurate Retail Inc., Cl. A†	3,961,662	2,584,000
1,744,000	Rollins Inc.	42,605,927	73,928,160
4,000	WW International Inc.†	79,020	101,520

		53,211,990	94,867,740

	Health Care — 5.5%
2,100	ABIOMED Inc.†	329,949	507,276
500	ACADIA Pharmaceuticals Inc.†	6,510	24,235
20,411	Acorda Therapeutics Inc.†	193,614	14,994
2,000	Aerie Pharmaceuticals Inc.†	54,487	29,520
16,200	Alcon Inc.†	574,003	928,584
4,000	Alimera Sciences Inc.†	18,900	25,200
2,000	Alkermes plc†	48,540	38,810
8,000	AmerisourceBergen Corp.	630,094	806,160
25,000	Amgen Inc.	2,544,386	5,896,500
1,000	AngioDynamics Inc.†	19,005	10,170
800	Anika Therapeutics Inc.†	26,813	30,184
10,901	Aptinyx Inc.†	44,030	45,457
44,992	Axogen Inc.†	583,490	415,726
2,596	Axovant Gene Therapies Ltd.†	46,529	7,321
13,000	Baxter International Inc.	400,407	1,119,300
500	Becton, Dickinson and Co.	113,015	119,635
7,000	Biogen Inc.†	1,984,788	1,872,850
8,595	BioTelemetry Inc.†	392,238	388,408
173,000	Boston Scientific Corp.†	4,996,971	6,074,030
151,000	Bristol-Myers Squibb Co.	8,034,898	8,878,800
2,000	Cantel Medical Corp.	55,754	88,460
13,000	Cigna Corp.	2,412,468	2,439,450
30,400	Clovis Oncology Inc.†	393,065	205,200
167,823	ConforMIS Inc.†	225,699	137,615
2,500	Cortexyme Inc.†	91,798	115,750
37,800	Covetrus Inc.†	450,323	676,242
17,900	Cutera Inc.†	507,699	217,843
6,000	CytomX Therapeutics Inc.†	60,611	49,980
244,000	Demant A/S†	2,221,329	6,434,316
1,500	Editas Medicine Inc.†	31,930	44,370
2,000	ElectroCore Inc.†	28,040	1,644
3,308	Electromed Inc.†	15,461	50,910
17,200	Endo International plc†	127,782	58,996
3,000	Evolus Inc.†	42,844	15,900
3,500	Exact Sciences Corp.†	258,144	304,290

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
2,000	G1 Therapeutics Inc.†	$28,640	$48,520
1,399	GenMark Diagnostics Inc.†	5,884	20,579
1,000	Glaukos Corp.†	37,966	38,420
500	Globus Medical Inc., Cl. A†	18,865	23,855
6,000	Gritstone Oncology Inc.†	65,168	39,840
61,000	Henry Schein Inc.†	1,700,084	3,561,790
5,796	ICU Medical Inc.†	1,035,869	1,068,261
6,000	Incyte Corp.†	558,821	623,820
46,800	Indivior plc†	28,408	48,131
7,900	Inogen Inc.†	501,566	280,608
2,000	Intellia Therapeutics Inc.†	25,140	42,040
8,000	Intersect ENT Inc.†	99,520	108,320
15,000	IRIDEX Corp.†	41,574	31,800
35,000	Johnson & Johnson	3,310,149	4,922,050
7,000	Jounce Therapeutics Inc.†	54,040	48,300
10,000	La Jolla Pharmaceutical Co.†	25,200	42,600
12,569	Lannett Co. Inc.†	62,158	91,251
1,833	Larimar Therapeutics Inc.†	59,305	23,554
500	LivaNova plc†	34,220	24,065
10,500	Mallinckrodt plc†	149,520	28,140
27,000	Marinus Pharmaceuticals Inc.†	123,443	68,580
105,200	Merck & Co. Inc.	5,251,624	8,135,116
4,500	Meridian Bioscience Inc.†	38,040	104,805
6,000	Mylan NV†	126,780	96,480
5,500	Myriad Genetics Inc.†	135,050	62,370
17,559	Nabriva Therapeutics plc†	47,240	11,845
6,000	Nektar Therapeutics†	255,282	138,960
19,500	Neuronetics Inc.†	177,215	37,635
83,000	Novartis AG, ADR	4,261,417	7,249,220
2,000	NuVasive Inc.†	104,540	111,320
244,538	Option Care Health Inc.†	2,612,559	3,394,187
5,000	Orthofix Medical Inc.†	207,373	160,000
5,000	Owens & Minor Inc.	34,050	38,100
2,859	Patterson Cos. Inc.	62,324	62,898
8,500	Puma Biotechnology Inc.†	198,918	88,655
2,000	Retrophin Inc.†	37,040	40,820
27,064	ReWalk Robotics Ltd.†	94,116	47,633
26,121	Rockwell Medical Inc.†	78,547	50,936
3,000	Sangamo Therapeutics Inc.†	39,060	26,880
956	SeaSpine Holdings Corp.†	10,535	10,009
55,701	SmileDirectClub Inc.†	360,630	440,038
1,000	Smith & Nephew plc, ADR	34,130	38,120
500	Tactile Systems Technology Inc.†	22,010	20,715
8,000	Teva Pharmaceutical Industries Ltd., ADR†	144,760	98,640
800	The Cooper Companies Inc.	218,224	226,912
1,000	United Therapeutics Corp.†	83,570	121,000
45,500	UnitedHealth Group Inc.	8,556,587	13,420,225

Shares		Cost	Market Value
11,996	Valeritas Holdings Inc.†	$56,778	$240
16,842	Vericel Corp.†	211,980	232,756
4,000	Waters Corp.†	285,470	721,600
11,000	Zimmer Biomet Holdings Inc.	1,233,753	1,312,960
31,200	Zoetis Inc.	1,023,527	4,275,648
8,688	Zomedica Pharmaceuticals Corp.†	2,563	2,067
21,297	Zosano Pharma Corp.†	87,283	18,237

		62,024,129	90,055,677

	Diversified Industrial — 4.8%
179,000	Ampco-Pittsburgh Corp.†	1,932,192	549,530
20,000	AZZ Inc.	878,116	686,400
50,000	Colfax Corp.†	1,279,533	1,395,000
150,100	Crane Co.	8,168,936	8,924,946
7,000	EnPro Industries Inc.	455,263	345,030
152,000	General Electric Co.	1,449,450	1,038,160
15,000	Graf Industrial Corp.†	150,000	249,150
127,000	Greif Inc., Cl. A	2,692,735	4,370,070
12,000	Greif Inc., Cl. B	727,946	501,960
68,000	Griffon Corp.	1,272,203	1,259,360
237,000	Honeywell International Inc.	28,577,928	34,267,830
37,943	Ingersoll Rand Inc.†	288,565	1,066,957
3,500	IntriCon Corp.†	82,415	47,320
93,000	ITT Inc.	2,111,685	5,462,820
11,000	Jardine Strategic Holdings Ltd.	222,951	237,050
35,000	Kennametal Inc.	891,874	1,004,850
50,000	Myers Industries Inc.	818,952	727,500
30,000	nVent Electric plc	327,658	561,900
85,000	Park-Ohio Holdings Corp.	892,930	1,410,150
10,000	Rayonier Advanced Materials Inc.	20,148	28,100
30,000	Rexnord Corp.	630,867	874,500
500	Roper Technologies Inc.	137,938	194,130
96,700	ServiceMaster Global Holdings Inc.†	3,340,186	3,451,223
12,000	Sulzer AG	649,576	956,251
106,000	Textron Inc.	5,105,801	3,488,460
100,000	Toray Industries Inc.	771,663	470,016
43,000	Trane Technologies plc	995,117	3,826,140
12,000	Tredegar Corp.	171,530	184,800
85,000	Trinity Industries Inc.	1,397,210	1,809,650

		66,441,368	79,389,253

	Entertainment — 4.8%
20,658	Charter Communications Inc., Cl. A†	6,180,680	10,536,406
41,600	Discovery Inc., Cl. A†	1,391,742	877,760
310,800	Discovery Inc., Cl. C†	5,365,158	5,986,008
422,000	Dover Motorsports Inc.	862,140	654,100
90,000	Genting Singapore Ltd.	74,910	49,082
581,000	Grupo Televisa SAB, ADR†	8,464,908	3,044,440

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
21,500	Liberty Media Corp.- Liberty Braves, Cl. A†	$479,343	$431,720
90,708	Liberty Media Corp.- Liberty Braves, Cl. C†	1,686,562	1,790,576
40,545	Lions Gate Entertainment Corp., Cl. B†	1,058,224	276,922
6,000	Live Nation Entertainment Inc.†	351,190	265,980
98,367	Madison Square Garden Entertainment Corp.†	3,676,444	7,377,525
95,867	Madison Square Garden Sports Corp., Cl. A†	7,856,838	14,081,904
4,000	Reading International Inc., Cl. A†	59,254	17,000
8,000	Take-Two Interactive Software Inc.†	809,673	1,116,560
102,000	The Walt Disney Co.	8,634,758	11,374,020
40,000	Tokyo Broadcasting System Holdings Inc.	796,181	637,555
60,000	Universal Entertainment Corp.†	763,928	1,162,491
468,081	ViacomCBS Inc., Cl. A	20,652,384	11,982,874
30,000	ViacomCBS Inc., Cl. B	1,246,006	699,600
240,000	Vivendi SA	5,803,696	6,158,548

		76,214,019	78,521,071

	Business Services — 4.4%
11,000	Allegion plc	198,490	1,124,420
500,035	Clear Channel Outdoor Holdings Inc.†	1,667,242	520,036
210,000	Diebold Nixdorf Inc.†	1,639,170	1,272,600
3,000	Edenred	38,786	131,213
160,000	G4S plc	0	225,912
16,000	Jardine Matheson Holdings Ltd.	534,478	667,840
55,000	KAR Auction Services Inc.	843,773	756,800
183,102	Macquarie Infrastructure Corp.	6,795,280	5,619,400
174,000	Mastercard Inc., Cl. A	23,064,648	51,451,800
185,000	Resideo Technologies Inc.†	2,424,010	2,168,200
230,000	The Interpublic Group of Companies Inc.	3,945,370	3,946,800
8,000	United Parcel Service Inc., Cl. B	771,853	889,440
10,000	Vectrus Inc.†	106,200	491,300
12,800	Visa Inc., Cl. A	140,800	2,472,576

		42,170,100	71,738,337

	Automotive: Parts and Accessories — 3.3%
15,000	Aptiv plc	992,825	1,168,800
89,600	BorgWarner Inc.	3,933,260	3,162,880

Shares		Cost	Market Value
255,900	Dana Inc.	$2,817,029	$3,119,421
24,200	Garrett Motion Inc.†	254,809	134,068
237,500	Genuine Parts Co.	16,962,908	20,653,000
165,000	Modine Manufacturing Co.†	2,806,317	910,800
47,500	O’Reilly Automotive Inc.†	13,253,514	20,029,325
105,000	Standard Motor Products Inc.	1,181,521	4,326,000
155,000	Superior Industries International Inc.	1,234,117	263,500

		43,436,300	53,767,794

	Energy and Utilities — 3.1%
45,000	Apache Corp.	1,712,012	607,500
71,000	Avangrid Inc.	3,102,645	2,980,580
60,000	Baker Hughes Co.	2,114,222	923,400
50,000	BP plc, ADR	2,153,334	1,166,000
16,000	CMS Energy Corp.	102,219	934,720
172,000	ConocoPhillips	8,504,848	7,227,440
125,000	El Paso Electric Co.	5,566,912	8,375,000
98,400	Enbridge Inc.	2,488,608	2,993,328
55,000	Energy Transfer LP	763,578	391,600
20,000	Evergy Inc.	1,123,692	1,185,800
22,000	Eversource Energy	700,543	1,831,940
46,000	Exxon Mobil Corp.	2,083,107	2,057,120
320,000	Halliburton Co.	6,612,716	4,153,600
4,000	Marathon Oil Corp.	111,366	24,480
8,000	Marathon Petroleum Corp.	402,325	299,040
43,000	National Fuel Gas Co.	2,630,792	1,802,990
12,000	NextEra Energy Inc.	783,959	2,882,040
61,000	NextEra Energy Partners LP	2,998,298	3,128,080
1,000	Niko Resources Ltd., OTC†	54,403	2
3,000	Niko Resources Ltd., Toronto†	923	5
20,034	Occidental Petroleum Corp.	427,367	366,622
32,400	Oceaneering International Inc.†	437,629	207,036
45,000	Phillips 66	3,863,363	3,235,500
7,500	PNM Resources Inc.	269,556	288,300
68,680	RPC Inc.†	547,557	211,534
60,000	Schlumberger Ltd.	2,344,479	1,103,400
15,000	Southwest Gas Holdings Inc .	347,695	1,035,750
111,500	The AES Corp.	981,563	1,615,635

		53,229,711	51,028,442

	Cable and Satellite — 3.0%
20,000	Altice USA Inc., Cl. A†	460,600	450,800
225,833	AMC Networks Inc., Cl. A†	9,758,721	5,282,234
200	Cable One Inc.	77,334	354,970
219,000	Comcast Corp., Cl. A	6,905,807	8,536,620
127,642	DISH Network Corp., Cl. A†	4,167,199	4,404,925
57,933	EchoStar Corp., Cl. A†	1,809,645	1,619,807
145,605	Liberty Global plc, Cl. A†	2,504,125	3,182,925
259,064	Liberty Global plc, Cl. C†	6,881,989	5,572,467

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
21,712	Liberty Latin America Ltd., Cl. A†	$407,240	$211,041
76,625	Liberty Latin America Ltd., Cl. C†	1,694,532	723,340
4,000	Naspers Ltd., Cl. N	899,818	729,142
397,000	Rogers Communications Inc., Cl. B	10,382,158	15,955,430
160,000	Shaw Communications Inc., Cl. B	407,615	2,617,600

		46,356,783	49,641,301

	Machinery — 2.7%
25,000	Astec Industries Inc.	856,158	1,157,750
12,800	Caterpillar Inc.	86,323	1,619,200
270,010	CNH Industrial NV†	2,969,653	1,898,170
165,000	Deere & Co.(a)	10,031,862	25,929,750
210,000	Xylem Inc.	11,282,705	13,641,600

		25,226,701	44,246,470

	Electronics — 2.3%
40,000	Bel Fuse Inc., Cl. A	525,844	399,200
4,000	Hitachi Ltd., ADR	287,076	252,560
50,000	Intel Corp.	1,265,873	2,991,500
33,000	Koninklijke Philips NV†	178,742	1,545,720
2,400	Mettler-Toledo International Inc.†	337,270	1,933,320
25,000	Sony Corp., ADR	1,493,266	1,728,250
40,000	TE Connectivity Ltd.	1,553,958	3,262,000
207,000	Texas Instruments Inc.	12,788,029	26,282,790

		18,430,058	38,395,340

	Telecommunications — 2.3%
67,000	AT&T Inc.	2,222,013	2,025,410
55,400	BCE Inc.	1,851,178	2,314,058
914,200	BT Group plc, Cl. A	3,780,313	1,291,937
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	128,658	58,400
37,000	Cincinnati Bell Inc.†	504,726	549,450
125,000	Deutsche Telekom AG, ADR	2,029,152	2,096,250
26,561	Gogo Inc.†	88,414	83,933
36,000	Hellenic Telecommunications Organization SA	452,922	485,754
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	103,350
264,732	Koninklijke KPN NV	448,166	701,923
76,000	Loral Space & Communications Inc.	2,232,301	1,483,520
1,100,000	NII Holdings Inc., Escrow†	2,475,000	2,387,000
16,000	Oi SA, ADR†	6,333	3,592
4,267	Oi SA, Cl. C, ADR†	118,940	4,480
21,000	Telecom Argentina SA, ADR	127,554	187,950

Shares		Cost	Market Value
535,000	Telecom Italia SpA	$2,073,015	$210,194
70,000	Telefonica Brasil SA, ADR	726,827	620,200
560,739	Telefonica SA, ADR	8,069,428	2,702,762
533,700	Telephone and Data Systems Inc.	22,333,435	10,609,956
105,000	Telesites SAB de CV†	79,714	66,469
50,000	TELUS Corp.	233,734	838,612
129,000	Verizon Communications Inc.	5,491,344	7,111,770
70,000	Vodafone Group plc, ADR	2,376,792	1,115,800

		57,941,021	37,052,770

	Broadcasting — 2.2%
2,000	Cogeco Inc.	39,014	119,358
24,000	Corus Entertainment Inc., OTC, Cl. B	42,622	50,400
330,000	Entercom Communications Corp., Cl. A	2,606,288	455,400
161,733	Fox Corp., Cl. A	6,720,006	4,337,679
102,333	Fox Corp., Cl. B	4,236,586	2,746,618
16,000	Gray Television Inc.†	14,422	223,200
19,250	Liberty Broadband Corp., Cl. A†	608,060	2,352,157
62,192	Liberty Broadband Corp., Cl. C†	2,218,961	7,709,320
70,151	Liberty Media Corp.- Liberty Formula One, Cl. A†	2,169,126	2,047,006
48,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,188,712	1,530,007
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,647,568	2,589,000
188,604	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	5,080,525	6,497,408
267,600	MSG Networks Inc., Cl. A†	2,660,368	2,662,620
19,000	Nexstar Media Group Inc., Cl. A	1,285,048	1,590,110
10,000	Sinclair Broadcast Group Inc., Cl. A	225,577	184,600
60,000	TEGNA Inc.	991,180	668,400
85,200	Television Broadcasts Ltd.	339,712	98,936

		32,073,775	35,862,219

	Retail — 2.2%
60,000	AutoNation Inc.†	2,690,025	2,254,800
5,000	Casey’s General Stores Inc.	531,212	747,600
38,000	Costco Wholesale Corp.	4,515,376	11,521,980
91,488	CVS Health Corp.	7,505,501	5,943,975
30,000	GNC Holdings Inc., Cl. A†(b)	92,299	16,500
100,000	Hertz Global Holdings Inc.†	1,165,424	141,000
35,000	Lowe’s Companies Inc.	3,373,397	4,729,200
190,000	Macy’s Inc.	3,062,396	1,307,200
33,508	PetIQ Inc.†	905,290	1,167,419
1,279	PetMed Express Inc.	19,338	45,584
30,600	Sally Beauty Holdings Inc.†	242,911	383,418

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
14,300	Shake Shack Inc., Cl. A†	$746,046	$757,614
10,000	The Cheesecake Factory Inc.	319,895	229,200
200	Vroom Inc.†	4,400	10,428
64,000	Walgreens Boots Alliance Inc.	2,370,099	2,712,960
30,000	Walmart Inc.	1,519,821	3,593,400

		29,063,430	35,562,278

	Specialty Chemicals — 2.2%
11,000	AdvanSix Inc.†	134,544	129,140
9,000	Air Products and Chemicals Inc.	1,500,511	2,173,140
11,000	Ashland Global Holdings Inc .	541,523	760,100
185,000	DuPont de Nemours Inc.	11,351,187	9,829,050
453,500	Ferro Corp.†	5,156,363	5,414,790
10,000	FMC Corp.	262,417	996,200
75,000	GCP Applied Technologies Inc.†	1,585,592	1,393,500
15,000	H.B. Fuller Co.	626,362	669,000
54,000	International Flavors & Fragrances Inc.	4,260,498	6,612,840
134,900	Sensient Technologies Corp.	6,190,038	7,036,384
13,000	SGL Carbon SE†	127,658	47,176
2,000	The Chemours Co.	22,594	30,700
20,000	Valvoline Inc.	393,398	386,600

		32,152,685	35,478,620

	Environmental Services — 2.2%
30,000	Pentair plc	699,891	1,139,700
233,000	Republic Services Inc.	13,901,609	19,117,650
141,600	Waste Management Inc.	11,292,669	14,996,856

		25,894,169	35,254,206

	Aerospace and Defense — 2.1%
289,300	Aerojet Rocketdyne Holdings Inc.†	5,906,954	11,467,852
14,000	Howmet Aerospace Inc.	223,451	221,900
35,800	Kaman Corp.	881,634	1,489,280
13,000	L3Harris Technologies Inc.	1,138,805	2,205,710
17,500	Northrop Grumman Corp.	2,151,104	5,380,200
15,000	Raytheon Technologies Corp.	850,134	924,300
1,209,000	Rolls-Royce Holdings plc	9,301,551	4,275,483
48,000	The Boeing Co.	9,281,156	8,798,400

		29,734,789	34,763,125

	Building and Construction — 1.5%
27,000	Arcosa Inc.	476,033	1,139,400
18,000	Assa Abloy AB, Cl. B	310,378	365,961
75,000	Fortune Brands Home & Security Inc.	2,212,203	4,794,750
194,803	Herc Holdings Inc.†	6,593,836	5,986,296
267,528	Johnson Controls International plc	10,651,340	9,133,406

Shares		Cost	Market Value
20,000	PGT Innovations Inc.†	$286,174	$313,600
12,000	Sika AG	1,556,815	2,309,568

		22,086,779	24,042,981

	Computer Software and Services — 1.3%
6,950	Alphabet Inc., Cl. C†	8,083,897	9,824,589
66	ATMA Participacoes SA†	1,092	62
5,400	Check Point Software Technologies Ltd.†	224,765	580,122
11,000	Facebook Inc., Cl. A†	2,164,885	2,497,770
12,120	Fiserv Inc.†	625,596	1,183,154
55,000	GTY Technology Holdings Inc.†	276,850	229,075
260,000	Hewlett Packard Enterprise Co.	3,623,354	2,529,800
20,900	Rockwell Automation Inc.	648,748	4,451,700
30,000	SVMK Inc.†	544,407	706,200

		16,193,594	22,002,472

	Aviation: Parts and Services — 1.3%
202,300	Curtiss-Wright Corp.	15,522,014	18,061,344
997,242	Signature Aviation plc	2,811,696	2,865,538

		18,333,710	20,926,882

	Hotels and Gaming — 1.3%
16,000	Accor SA†	549,282	435,197
41,557	GVC Holdings plc	538,448	381,358
8,000	Hyatt Hotels Corp., Cl. A	263,258	402,320
18,000	Las Vegas Sands Corp.	564,359	819,720
4,458,500	Mandarin Oriental International Ltd.	7,820,217	6,732,335
15,000	Marriott International Inc., Cl. A	1,229,670	1,285,950
70,000	MGM China Holdings Ltd.	137,917	90,317
49,400	MGM Growth Properties LLC, Cl. A, REIT	919,163	1,344,174
164,000	MGM Resorts International	4,625,863	2,755,200
7,560	Penn National Gaming Inc.†	216,367	230,882
127,800	Ryman Hospitality Properties Inc., REIT	5,176,043	4,421,880
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	180,892
500,000	William Hill plc	1,071,595	705,046
4,000	Wyndham Destinations Inc.	130,024	112,720
4,000	Wyndham Hotels & Resorts Inc.	152,872	170,480
6,000	Wynn Resorts Ltd.	469,634	446,940

		24,020,162	20,515,411

	Metals and Mining — 0.9%
37,400	Agnico Eagle Mines Ltd.	1,530,570	2,395,844
50,000	Barrick Gold Corp.	1,464,000	1,347,000
30,000	Cleveland-Cliffs Inc.	296,432	165,600

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
95,000	Freeport-McMoRan Inc.	$1,300,312	$1,099,150
14,053	Livent Corp.†	80,000	86,566
4,300	Materion Corp.	97,512	264,407
50,000	New Hope Corp. Ltd.	67,580	47,099
143,600	Newmont Corp.	5,120,536	8,865,864
155,000	TimkenSteel Corp.†	1,946,344	602,950
100,000	Turquoise Hill Resources Ltd.†	491,902	73,320
15,000	Vale SA, ADR	171,892	154,650

		12,567,080	15,102,450

	Wireless Communications — 0.9%
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	1,332,450
88,000	Millicom International Cellular SA, SDR	5,107,388	2,302,419
150,000	NTT DOCOMO Inc.	2,980,751	4,003,705
46,075	TIM Participacoes SA, ADR	352,294	596,211
24,507	T-Mobile US Inc.†	1,875,441	2,552,404
104,600	United States Cellular Corp.†	4,965,942	3,229,002

		16,017,048	14,016,191

	Automotive — 0.8%
62,000	General Motors Co.	2,325,953	1,568,600
221,500	Navistar International Corp.†	5,745,239	6,246,300
70,000	PACCAR Inc.	1,294,774	5,239,500

		9,365,966	13,054,400

	Real Estate — 0.7%
10,123	Gaming and Leisure Properties Inc., REIT	158,963	350,240
56,000	Griffin Industrial Realty Inc.	542,694	3,033,520
29,000	Rayonier Inc., REIT	454,837	718,910
325,803	The St. Joe Co.†	5,914,675	6,327,094
15,000	Weyerhaeuser Co., REIT	442,013	336,900

		7,513,182	10,766,664

	Transportation — 0.5%
131,200	GATX Corp.	4,730,843	8,000,576

	Agriculture — 0.5%
196,000	Archer-Daniels-Midland Co.	9,054,791	7,820,400
10,000	The Mosaic Co.	428,085	125,100

		9,482,876	7,945,500

	Communications Equipment — 0.4%
3,000	Apple Inc.	517,562	1,094,400
240,000	Corning Inc.	6,565,998	6,216,000

		7,083,560	7,310,400

	Publishing — 0.3%
1,300	Graham Holdings Co., Cl. B	657,461	445,471
113,700	Meredith Corp.	5,027,094	1,654,335

Shares		Cost	Market Value
115,000	News Corp., Cl. A	$1,800,012	$1,363,900
100,600	News Corp., Cl. B	1,289,652	1,202,170
70,000	The E.W. Scripps Co., Cl. A	831,325	612,500

		9,605,544	5,278,376

	Manufactured Housing and Recreational Vehicles — 0.2%
5,000	Martin Marietta Materials Inc.	106,125	1,032,850
31,000	Nobility Homes Inc.	371,614	744,465
42,000	Skyline Champion Corp.†	256,482	1,022,280

		734,221	2,799,595

	TOTAL COMMON STOCKS	1,190,396,972	1,614,460,677

	CLOSED-END FUNDS — 0.6%
245,000	Altaba Inc., Escrow†	3,337,039	5,267,500
4,285	Royce Global Value Trust Inc.	37,280	49,577
45,000	Royce Value Trust Inc.	598,747	564,300
96,964	The Central Europe, Russia, and Turkey Fund Inc.	2,782,980	2,024,608
156,044	The New Germany Fund Inc.	2,109,008	2,368,748

		8,865,054	10,274,733

	TOTAL CLOSED-END FUNDS	8,865,054	10,274,733

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	391,170	1,002,750

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0	0

	Health Care — 0.0%
1,500	Bristol-Myers Squibb Co., CVR†	3,450	5,370

	Wireless Communications — 0.0%
4,107	T-Mobile US Inc., expire 07/27/20†	0	690

	TOTAL RIGHTS	3,450	6,060

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$10,600,000	U.S. Treasury Bills, 0.060% to 0.185%††, 08/27/20 to 12/10/20	10,595,288	10,595,073

TOTAL INVESTMENTS — 100.0%		$1,210,251,934	1,636,339,293

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Market Value
Other Assets and Liabilities (Net)	$3,144,741

PREFERRED STOCK (14,149,094 preferred shares outstanding)	(443,637,350)

NET ASSETS — COMMON STOCK (259,699,764 common shares outstanding)	$1,195,846,684

NET ASSET VALUE PER COMMON SHARE ($1,195,846,684 ÷ 259,699,764 shares outstanding)	$4.60

(a)	Securities, or a portion thereof, with a value of $41,041,000 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.6%	$1,351,895,790
Europe	13.8	226,520,042
Japan	2.1	34,539,236
Latin America	0.9	14,641,850
Asia/Pacific	0.5	8,013,233
South Africa	0.1	729,142

Total Investments	100.0%	$1,636,339,293

As of June 30, 2020, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
S&P 500 Futures (E-Mini)	Short	130	09/18/20	$20,086,300	$(82,225)	$(82,225)

TOTAL FUTURES						$(82,225)

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $1,210,251,934)	$1,636,339,293
Foreign currency, at value (cost $13,025)	13,047
Cash	42,927
Deposit at brokers	1,716,000
Receivable for investments sold	2,021,018
Dividends receivable	2,758,786
Deferred offering expense	90,995
Prepaid expenses	13,924

Total Assets	1,642,995,990

Liabilities:
Distributions payable	253,336
Payable for investments purchased	683,854
Payable for investment advisory fees	1,295,128
Payable for payroll expenses	56,359
Payable for accounting fees	11,250
Payable for stockholder communications expenses	285,972
Variation margin payable	276,250
Payable for preferred offering expenses	201,874
Other accrued expenses	447,933

Total Liabilities	3,511,956

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,492 shares issued and outstanding)	62,300,000
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,108 shares issued and outstanding)	27,700,000
Series G (5.000%, $25 liquidation value, 3,280,477 shares authorized with 2,779,621 shares issued and outstanding)	69,490,525
Series H (5.000%, $25 liquidation value, 4,198,880 shares authorized with 4,172,873 shares issued and outstanding)	104,321,825
Series J (5.450%, $25 liquidation value, 4,500,000 shares authorized with 3,200,000 shares issued and outstanding)	80,000,000
Series K (5.000%, $25 liquidation value, 4,000,000 shares authorized with 3,993,000 shares issued and outstanding)	99,825,000

Total Preferred Stock	443,637,350

Net Assets Attributable to Common Stockholders	$1,195,846,684

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$784,592,190
Total distributable earnings	411,254,494

Net Assets	$1,195,846,684

Net Asset Value per Common Share:
($1,195,846,684 ÷ 259,699,764 shares outstanding at $0.001 par value; 337,024,900 shares authorized)	$4.60

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $545,347)	$14,490,024
Interest	278,576

Total Investment Income.	14,768,600

Expenses:
Investment advisory fees	8,492,018
Shareholder communications expenses	189,925
Custodian fees	117,605
Payroll expenses	110,090
Directors’ fees	76,834
Stockholder services fees	72,207
Legal and audit fees	53,590
Accounting fees	22,500
Miscellaneous expenses	210,853

Total Expenses	9,345,622

Less:
Advisory fee reduction (See Note 3)	(495,629)
Advisory fee reduction on unsupervised assets (See Note 3)	(5,017)
Expenses paid indirectly by broker (See Note 3)	(6,686)

Total Reductions and Credits	(507,332)

Net Expenses	8,838,290

Net Investment Income	5,930,310

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized loss on investments	(5,791,193)
Net realized gain on futures contracts	3,574,008
Net realized loss on foreign currency transactions	(1,740)

Net realized loss on investments, futures contracts, and foreign currency transactions	(2,218,925)

Net change in unrealized appreciation/depreciation:
on investments	(247,153,719)
on futures contracts	179,400
on foreign currency translations	11,241

Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	(246,963,078)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	(249,182,003)

Net Decrease in Net Assets Resulting from Operations	(243,251,693)

Total Distributions to Preferred Stockholders	(9,687,431)

Net Decrease in Net Assets Attributable to Common Stockholders Resulting from Operations	$(252,939,124)

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$5,930,310	$15,001,077
Net realized gain/(loss) on investments, futures contracts, and foreign currency transactions	(2,218,925)	143,923,403
Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	(246,963,078)	177,720,294

Net Increase/(Decrease) in Net Assets Resulting from Operations	(243,251,693)	336,644,774

Distributions to Preferred Stockholders:
Accumulated earnings	(5,904,648)*	(20,510,513)
Return of capital	(3,782,783)*	—

Distributions to Preferred Stockholders	(9,687,431)	(20,510,513)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	(252,939,124)	316,134,261

Distributions to Common Stockholders:
Accumulated earnings	—	(139,208,505)
Return of capital	(77,346,816)*	(13,631,522)

Total Distributions to Common Stockholders	(77,346,816)	(152,840,027)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	11,024,899	21,764,586
Net increase in net assets from repurchase of preferred shares	2,917,741	—
Net decrease in net assets from preferred offering costs charged to paid-in capital	—	(3,475,000)

Net Increase in Net Assets from Fund Share Transactions	13,942,640	18,289,586

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders	(316,343,300)	181,583,820

Net Assets Attributable to Common Stockholders:
Beginning of year	1,512,189,984	1,330,606,164

End of period	$1,195,846,684	$1,512,189,984

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016		2015
Operating Performance:
Net asset value, beginning of year	$5.88		$5.25		$6.47		$5.84		$5.70		$6.78

Net investment income	0.02		0.06		0.07		0.04		0.07		0.06
Net realized and unrealized gain/(loss) on investments, futures contracts, and foreign currency transactions		(0.97)	1.26		(0.57)		1.42		0.75		(0.44)

Total from investment operations		(0.95)	1.32		(0.50)		1.46		0.82		(0.38)

Distributions to Preferred Stockholders: (a)
Net investment income	(0.02	)*	(0.01)		(0.01)		(0.00	)(b)	(0.01)		(0.01)
Net realized gain	(0.00	)*(b)	(0.07)		(0.07)			(0.08)	(0.06)		(0.05)
Return of capital	(0.02	)*	—		—		—		—		—

Total distributions to preferred stockholders		(0.04)	(0.08)		(0.08)			(0.08)	(0.07)		(0.06)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations		(0.99)	1.24		(0.58)		1.38		0.75		(0.44)

Distributions to Common Stockholders:
Net investment income	—		(0.05)		(0.06)			(0.04)	(0.08)		(0.05)
Net realized gain	—		(0.50)		(0.54)			(0.57)	(0.52)		(0.44)
Return of capital	(0.30	)*	(0.05)		(0.04)		(0.00	)(b)	(0.00	)(b)	(0.15)

Total distributions to common stockholders		(0.30)	(0.60)		(0.64)			(0.61)	(0.60)		(0.64)

Fund Share Transactions:
Increase/decrease in net asset value from common share transactions	0.00	(b)	0.00	(b)	—			(0.14)	—		—
Increase in net asset value from repurchase of preferred shares	0.01		—		—		0.00	(b)	0.00	(b)	0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.01)		—		—		(0.01)		—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		(0.00	)(b)	(0.00	)(b)	—		—

Total Fund share transactions	0.01		(0.01)		(0.00	)(b)		(0.14)	(0.01)		0.00 (b)

Net Asset Value Attributable to Common Stockholders, End of Period	$4.60		$5.88		$5.25		$6.47		$5.84		$5.70

NAV total return †		(15.84)%	24.03%		(10.17)%			24.64%	13.66%		(6.85)%

Market value, end of period	$5.03		$6.09		$5.10		$6.19		$5.52		$5.31

Investment total return ††		(11.39)%	32.19%		(8.43)%			24.65%	15.71%		(8.54)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,639,484		$1,966,007		$1,743,519		$2,045,240		$1,693,448		$1,582,823
Net assets attributable to common shares, end of period (in 000’s)	$1,195,847		$1,512,190		$1,330,606		$1,632,327		$1,280,115		$1,249,157
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.95	%(c)	1.01%		1.07%			0.64%	1.23%		0.91%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reductions(d)(e)	1.49	%(c)	1.33	%(f)	1.37%			1.42%	1.44%		1.36%
net of fee reductions, if any(d)(g)	1.41	%(c)	1.33	%(f)	1.27%			1.42%	1.44%		1.25%
Portfolio turnover rate		4.7%	11.0%		17.1%			11.4%	12.7%		8.9%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2020	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of period (in 000’s)	$62,300	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	2	3	3	3	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(h)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$92,389	$108,305	$105,562	$123,830	$102,426	$118,593

Cumulative Preferred Stock (continued):
5.875% Series D Preferred(j)
Liquidation value, end of period (in 000’s)	—	—	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	—	—	2,364	2,364	2,364	2,364
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value(k)	—	—	$25.62	$26.16	$26.22	$25.69
Asset coverage per share(i)	—	—	$105.56	$123.83	$102.43	$118.59

Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$27,700	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(h)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$92,389	$108,305	$105,562	$123,830	$102,426	$118,593

5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$69,491	$69,495	$69,495	$69,495	$69,743	$69,925
Total shares outstanding (in 000’s)	2,780	2,780	2,780	2,780	2,791	2,797
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(k)	$24.97	$24.57	$23.92	$24.50	$24.67	$23.78
Asset coverage per share(i)	$92.39	$108.30	$105.56	$123.83	$102.43	$118.59

5.000% Series H Preferred
Liquidation value, end of period (in 000’s)	$104,322	$104,322	$104,322	$104,322	$104,494	$104,644
Total shares outstanding (in 000’s)	4,173	4,173	4,173	4,173	4,180	4,186
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(k)	$25.07	$24.68	$24.18	$24.64	$25.00	$24.33
Asset coverage per share(i)	$92.39	$108.30	$105.56	$123.83	$102.43	$118.59

5.450% Series J Preferred
Liquidation value, end of period (in 000’s)	$80,000	$80,000	$80,000	$80,000	$80,000	—
Total shares outstanding (in 000’s)	3,200	3,200	3,200	3,200	3,200	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value(k)	$25.77	$25.98	$25.14	$25.36	$25.43	—
Asset coverage per share(i)	$92.39	$108.30	$105.56	$123.83	$102.43	—

5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$99,825	$100,000	—	—	—	—
Total shares outstanding (in 000’s)	3,993	4,000	—	—	—	—
Liquidation preference per share	$25.00	$25.00	—	—	—	—
Average market value(k)	$25.13	$25.24	—	—	—	—
Asset coverage per share(i)	$92.39	$108.30	—	—	—	—
Asset Coverage(l)	370%	433%	422%	495%	410%	474%

†

Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.
(e)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 would have been 1.10%, 1.03%, 1.09%, 1.10%, 1.10%, and 1.10%, respectively.

(f)

In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.39% and 1.08%, respectively.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 would have been 1.04%, 1.03%, 1.01%, 1.10%, 1.10%, and 1.01%, respectively.

(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred stock.
(j)	The Fund redeemed and retired all of the 2,363,860 shares of Series D Preferred Stock on December 26, 2019.
(k)	Based on weekly prices.
(l)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 51,028,435	$ 7	—	$ 51,028,442
Financial Services	173,961,720	—	$ 0	173,961,720
Manufactured Housing and Recreational Vehicles	2,055,130	744,465	—	2,799,595
Retail	35,545,778	—	16,500	35,562,278
Telecommunications	34,607,370	2,387,000	58,400	37,052,770
Other Industries (b)	1,314,055,872	—	—	1,314,055,872
Total Common Stocks	1,611,254,305	3,131,472	74,900	1,614,460,677
Closed-End Funds	5,007,233	5,267,500	—	10,274,733
Convertible Preferred Stocks (b)	1,002,750	—	—	1,002,750
Rights (b)	6,060	—	0	6,060
U.S. Government Obligations	—	10,595,073	—	10,595,073
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,617,270,348	$18,994,045	$74,900	$1,636,339,293

OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS
Index Futures Contracts - Short Position	$ (82,225)	—	—	$ (82,225)

(a)

Level 3 securities are valued by intrinsic value and last price analysis. The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

During six months ended June 30, 2020, the Fund did not have material transfers into or out of Level 3.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2020 are reflected within the Schedule of Investments.

During the six months ended June 30, 2020, the Fund held an average monthly notional amount of equity futures contracts of approximately $18,778,143.

As of June 30, 2020, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Liabilities, Variation margin payable. For the six months ended June 30, 2020, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency; Net realized gain on futures contracts; and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2020, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholder. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, 5.450% Series J Cumulative Preferred Stock, and 5.000% Series K Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 5.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$14,064,397	$2,072,201
Net long term capital gains	125,144,108	18,438,312
Return of capital	13,631,522	—

Total distributions paid	$152,840,027	$20,510,513

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$1,223,053,977	$564,657,231	$(151,454,140)	$413,203,091

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $110,090 in payroll expenses in the Statement of Operations.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C and Series E Preferred Stock (C and E Preferred Stock) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

rate of the C and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C and E Preferred Stock for the period. During the six months ended June 30, 2020, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C and E Preferred Stock. Thus, advisory fees of the C and E Preferred Stock were reduced by $495,629.

During the six months ended June 30, 2020, the Fund paid $16,248 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,686.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2020, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $5,017.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Director each receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Fund engaged in a purchase transaction with a fund that has a common investment adviser. This purchase transaction complied with Rule 17a-7 under the Act and amounted to $7,650,850.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $78,340,429 and $90,838,356, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Increase from common shares issued upon reinvestment of distributions	2,627,725	$11,024,899	3,734,016	$21,764,586

The Fund has an effective shelf registration initially authorizing the offering of an additional $500 million of common or preferred shares. As of June 30, 2020, the Fund has approximately $227 million available for issuance under the current shelf registration.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series E, Series G, Series H, Series J, and Series K Preferred Stock at redemption prices of $25,000, $25,000, $25, $25, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series E, Series G, and Series H Preferred Stock at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series J and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the six months ended June 30, 2020 and the year ended 2019, the Fund did not repurchase or redeem any shares of Series G, Series H, or Series J Preferred Stock.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

On December 26, 2019, the Fund redeemed and retired 2,363,860 outstanding shares of Series D Preferred Stock at the liquidation value of $59,096,500.

On December 16, 2019, the Fund issued 4,000,000 shares of 5.000% Series K Cumulative Preferred Shares (Series K) receiving $96,525,000 , after the deduction of estimated offering expenses of $325,000 and underwriting fees of $3,150,000. The liquidation value of the Series K is $25 per share. The Series K has an annual dividend rate of 5.000%. The Series K is non callable before December 16, 2024.

The Fund has the authority to purchase its auction rate Series C and Series E preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate preferred shares, and the timing and amount of any auction rate preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

During the six months ended June 30, 2020, the Fund repurchased 388 Series C and 12 Series E Preferred through a negotiated private transaction, and 7,000 Series K Preferred in the open market.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/20	Net Proceeds	2020 Dividend Rate Range	Dividend Rate at 06/30/20	Accrued Dividends at 06/30/20
C Auction Rate	June 27, 2002	5,200	2,492	$128,246,557	0.070% to 2.783%	0.175%	$ 2,091
E Auction Rate	October 7, 2003	2,000	1,108	$49,350,009	0.070% to 2.766%	0.175%	$ 664
G5.000%	August 1, 2012	3,280,477	2,779,621	$69,407,417	Fixed Rate	5.000%	$48,257
H5.000%	September 28, 2012	4,198,880	4,172,873	$100,865,695	Fixed Rate	5.000%	$72,446
J5.450%	March 28, 2016	4,500,000	3,200,000	$77,212,332	Fixed Rate	5.450%	$60,555
K5.000%	December 16, 2019	4,000,000	3,993,000	$96,525,000	Fixed Rate	5.000%	$69,323

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Stockholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Stockholders was held virtually on May 11, 2020. At that meeting, common and preferred stockholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Directors of the Fund, with 208,799,898 votes and 209,403,379 votes cast in favor of these Directors, and 5,441,358 votes and 4,837,877 votes withheld for these Directors, respectively.

In addition, preferred stockholders, voting as a separate class, elected Kuni Nakamura as Director of the Fund. A total of 10,253,813 votes were cast in favor of this Director and a total of 288,922 votes were withheld for this Director.

Mario J. Gabelli, James P. Conn, Michael J. Ferrantino, and William F. Heitmann continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Equity Trust Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on May 13, 2020, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality, and extent of administrative and stockholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to stockholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Broadridge peer category. The Board noted that the Fund’s total return performance was below the average of a select group of peers and the Fund’s Broadridge peer group category for the one, three, and five year periods ended March 31, 2020 was above the average and the median of the Fund’s Broadridge peer group category for the ten year period. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-advisory expenses” paid by the Fund are in line with the average and above the median for the Fund’s Broadridge peer group category and below the average and median for a select group of peers, and that management and gross advisory fees and total expenses were above the average and median of the Broadridge peer group range and a select group of peers. They took note of the fact that the use of leverage

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C and Series E Preferred Stock if the total return on NAV of the common stock does not exceed the stated dividend rate for the Series C and Series E Preferred Stock, as applicable, for the year after consideration of the reinvestment of distributions and the advisory fees attributable to the incremental liquidation value of the Series C and Series E Preferred Stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and other factors considered.

(b) Profitability and Costs of Services to Adviser.

The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2019. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund, both as part of the Fund Complex and under the assumption that the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser continues to substantially increase its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute advisory fee was not excessive despite the absence of breakpoints, particularly in light of the above average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Gabelli Fund Complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s above average performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that stockholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its stockholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that stockholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to stockholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members present at the Meeting, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

This page was intentionally left blank.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of the Gabelli Pet Parents’ Fund since inception of the Fund. He currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.
Daniel M. Miller
Portfolio Manager

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthalmology. She received a BS in Commerce at the University of Virginia and an MBA from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – 257,072,039 Preferred Series K – 4,000,000 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000 Preferred Series E – 1,120 Preferred Series C – 2,880
Month #2 02/01/2020 through 02/29/2020	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – 257,072,039 Preferred Series K – 4,000,000 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000 Preferred Series E – 1,120 Preferred Series C – 2,880
Month #3 03/01/2020 through 03/31/2020	Common – N/A Preferred Series K – 7,000 Preferred Series G – 175 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – $22.50 Preferred Series G – $21.50 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – 7,000 Preferred Series G – 175 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A

Common – 258,573,398

Preferred Series K – 4,000,000 - 7,000 = 3,993,000

Preferred Series G – 2,779,796 -175 = 2,779,621

Preferred Series H – 4,172,873

Preferred Series J – 3,200,000

Preferred Series E – 1,120

Preferred Series C – 2,880

Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – 258,573,398 Preferred Series K – 3,993,000 Preferred Series G – 2,779,621 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000 Preferred Series E – 1,120 Preferred Series C – 2,880
Month #5 05/01/2020 through 05/31/2020	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – N/A Preferred Series C – N/A	Common – 258,573,398 Preferred Series K – 3,993,000 Preferred Series G – 2,779,621 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000 Preferred Series E – 1,120 Preferred Series C – 2,880
Month #6 06/01/2020 through 06/30/2020	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – 12 Preferred Series C – 388	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – $71 Preferred Series C – $71	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – 12 Preferred Series C – 388	Common – 259,699,764

Preferred Series K – 3,993,000

Preferred Series G – 2,779,621

Preferred Series H – 4,172,873

Preferred Series J – 3,200,000

Preferred Series E – 1,120 -12 = 1,108

Preferred Series C – 2,880 - 388 = 2,492
Total	Common – N/A Preferred Series K – 7,000 Preferred Series G – 175 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – 12 Preferred Series C – 388	Common – N/A Preferred Series K – $22.50 Preferred Series G – $21.50 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – $71 Preferred Series C – $71	Common – N/A Preferred Series K – 7,000 Preferred Series G – 175 Preferred Series H – N/A Preferred Series J – N/A Preferred Series E – 12 Preferred Series C – 388	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The

Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2020

* Print the name and title of each signing officer under his or her signature.